Summary of Significant Accounting Policies - Basic and Diluted Net Earnings (loss) Per Common Share (Details)	10 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Common Class A [Member]
Numerator:
Net loss | $	$ (2,919,481)
Denominator:
Basic and diluted weighted average shares outstanding | shares	16,872,995
Basic and diluted net loss per share | $ / shares	$ (0.17)
Common Class B [Member]
Numerator:
Net loss | $	$ (937,607)
Denominator:
Basic and diluted weighted average shares outstanding | shares	5,418,853
Basic and diluted net loss per share | $ / shares	$ (0.17)